VIRTUS NFJ Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Austria—1.1%
Erste Group Bank AG Sponsored ADR	14,007	$ 332
Belgium—0.9%
Warehouses De Pauw CVA	10,118	274
Canada—1.1%
RB Global, Inc.	4,567	348
China—12.1%
ANTA Sports Products Ltd.	56,000	538
BYD Co., Ltd. Class H	24,685	733
China Merchants Bank Co., Ltd. Class H	132,358	601
ENN Energy Holdings Ltd.	149,713	1,234
JD.com, Inc. Class A	43,424	574
		3,680

Finland—1.4%
Kesko Oyj Class B	12,723	223
Neste Oyj	12,043	215
		438

France—2.5%
Dassault Systemes SE	19,672	744
Germany—1.1%
Bechtle AG	6,821	321
Israel—1.4%
Nice Ltd. Sponsored ADR(1)	2,530	435
Italy—1.0%
Moncler SpA	4,708	288
Japan—7.8%
GMO Payment Gateway, Inc.	8,582	472
MonotaRO Co., Ltd.	115,127	1,353
Nippon Paint Holdings Co., Ltd.	85,526	557
		2,382

Netherlands—3.5%
ASML Holding N.V.	646	667
	Shares	Value

Netherlands—continued
Euronext N.V.	4,205	$ 389
		1,056

Taiwan—1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	2,532	440
United Kingdom—7.4%
Barclays plc	174,273	460
Halma plc	27,263	933
Rentokil Initial plc	59,116	345
Segro plc	26,591	302
Spirax Group plc	1,971	211
		2,251

United States—55.6%
Addus HomeCare Corp.(1)	4,916	571
Adobe, Inc. (1)	532	295
Agilent Technologies, Inc.	2,264	293
Alexandria Real Estate Equities, Inc.	8,115	949
American Water Works Co., Inc.	2,864	370
Autodesk, Inc.(1)	4,739	1,173
Crown Castle, Inc.	4,669	456
Dynatrace, Inc.(1)	6,503	291
Edwards Lifesciences Corp.(1)	11,607	1,072
Equinix, Inc.	396	300
Eversource Energy	10,449	593
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,289	334
IDEXX Laboratories, Inc.(1)	2,145	1,045
Insulet Corp.(1)	1,488	300
Intuit, Inc.	1,269	834
Keurig Dr Pepper, Inc.	17,724	592
MarketAxess Holdings, Inc.	1,418	284
Microsoft Corp.	1,481	662
Nasdaq, Inc.	3,580	216
NextEra Energy, Inc.	19,384	1,373
PNC Financial Services Group, Inc. (The)	2,473	384
Rexford Industrial Realty, Inc.	13,648	609
	Shares	Value

United States—continued
Salesforce, Inc.	1,343	$ 345
SBA Communications Corp. Class A	1,436	282
Starbucks Corp.	3,223	251
Target Corp.	1,843	273
Thermo Fisher Scientific, Inc.	935	517
UnitedHealth Group, Inc.	611	311
Veeva Systems, Inc. Class A(1)	5,288	968
Xylem, Inc.	2,551	346
Zoetis, Inc. Class A	3,508	608
		16,897

Total Common Stocks (Identified Cost $27,588)		29,886

Total Long-Term Investments—98.4% (Identified Cost $27,588)		29,886

TOTAL INVESTMENTS—98.4% (Identified Cost $27,588)		$29,886
Other assets and liabilities, net—1.6%		500
NET ASSETS—100.0%		$30,386

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	57%
China	12
Japan	8
United Kingdom	8
Netherlands	4
France	3
Taiwan	1
Other	7
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$29,886	$29,886
Total Investments	$29,886	$29,886
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Global Sustainability Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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